Prepaid expenses and deposits (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Prepaid expenses and deposits
Research and development deposits	$ 3,617	$ 1,580
Other prepaids and deposits	187	180
Total prepaid expenses and deposits	$ 3,804	$ 1,760	$ 2,532	$ 112	$ 148